Debt Disclosure	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Convertible Notes Payable [Member]
Debt Disclosure

5. Convertible Notes Payable

On February 12, 2020, a Qualified Financing Event (as defined below) occurred when the Company received cumulative investment proceeds in excess of $10,000,000 from the sale and issuance of common shares. The fair value of the Company’s common shares were $11.00 per share. The 2017 Notes (as defined below) and the 2018 Notes (as defined below) in the aggregate principal amount of $2,800,000 were converted into 318,183 common shares (at the discounted price of $8.80 per share), and the related unpaid and accrued interest totaling $369,660 were also converted into 42,006 common shares of the Company (at the discounted price of $8.80 per share). Additionally, the Company recognized a loss on extinguishment for the difference between the carrying value of the convertible notes, unamortized debt discount, and the value of the embedded put option and the fair value of the common shares of $306,641 during the three months ended March 31, 2020. The Company issued the shares of common stock pursuant to this conversion on September 23, 2020.

2017 Convertible Notes Payable

On November 16, 2017 and November 19, 2017, the Company issued convertible notes (“2017 Notes”), as amended for aggregate gross proceeds of $2,500,000. The 2017 Notes accrued interest at a rate of 6% per annum and principal and interest were due and payable four years from the date of issuance. Upon either a sale of the Company’s assets or all of its capital stock, or a change of control, the principal balance would double and be repaid. Upon closing of either a sale of the Company’s shares for at least $10,000,000 or a public offering of the Company’s securities (“Qualified Financing Event”), the outstanding principal balance will be converted into the number of such securities sold at a conversion price equal to 80% of the securities negotiated share price.

2018 Convertible Notes Payable

On January 5, 2018 and April 25, 2018, the Company issued convertible notes (“2018 Notes”), as amended for aggregate gross proceeds of $300,000. The 2018 Notes accrued interest at a rate of 6% per annum and were due and payable four years from the date of issuance. Upon either a sale of the Company’s assets or all of its capital stock, or a change of control, the principal balance would double and be repaid. Upon closing of either a sale of the Company’s shares for at least $10,000,000 or a public offering of the Company’s securities (“Qualified Financing Event”), the outstanding principal balance will be converted into the number of such securities sold at a conversion price equal to 80% of the securities negotiated share price. The January 5, 2018 note for $100,000 was not amended and interest was unpaid, as such, that note and related accrued interest were classified as current liabilities. The April 25, 2018 note for $200,000 was amended similar to the 2017 Notes to accrue interest and to be paid at maturity with the principal.

The proceeds received upon issuing the 2017 Notes and 2018 Notes were first allocated to the fair value of the embedded put with the remainder to the debt host instrument. The Company recognized a loss of $0 and $27,160 during the three months ended March 31, 2021 and 2020, respectively, due to the estimated increase in fair value of the embedded put.

The discount is amortized to interest expense over the term of the debt. The Company amortized debt discount of $0 and $16,454 to interest expense during the three months ended March 31, 2021 and 2020, respectively. The Company paid no interest during the three months ended March 31, 2021 and 2020.

5. Convertible Notes Payable

	December 31,
	2020	2019
Convertible Notes:
2017 convertible notes payable due November 2021	$—	$2,500,000
2018 convertible note payable due January 2022	—	100,000
2018 convertible notes payable due April 2022	—	200,000
Fair value of embedded put	—	738,602
Debt discount	—	(296,437)

Carrying value of convertible notes	$—	$3,242,165
Accrued interest	—	349,891

Total convertible notes payable and accrued interest	$—	$3,592,056

	December 31,
	2020	2019
Convertible Notes:
Convertible notes payable and accrued interest, current	$—	$130,251
Convertible notes payable and accrued interest, non-current	—	3,461,805

Total convertible notes payable and accrued interest	$—	$3,592,056

On February 12, 2020, a Qualified Financing Event (as defined below) occurred when the Company received cumulative investment proceeds in excess of $10,000,000 from the sale and issuance of common shares. The fair value of the Company’s common shares were $11.00 per share. The 2017 Notes (as defined below) and the 2018 Notes (as defined below) in the aggregate principal amount of $2,800,000 were converted into 318,183 common shares (at the discounted price of $8.80 per share), and the related unpaid and accrued interest totaling $369,660 were also converted into 42,006 common shares of the Company (at the discounted price of $8.80 per share). Additionally, the Company recognized a loss on extinguishment for the difference between the carrying value of the convertible notes, unamortized debt discount, and the value of the embedded put option and the fair value of the common shares issued of $306,641 during the year ended December 31, 2020.

2017 Convertible Notes Payable

On November 16, 2017 and November 19, 2017, the Company issued convertible notes (“2017 Notes”), as amended for aggregate gross proceeds of $2,500,000. The 2017 Notes accrued interest at a rate of 6% per annum and principal and interest were due and payable four years from the date of issuance. Upon either a sale of the Company’s assets or all of its capital stock, or a change of control, the principal balance would double and be repaid. Upon closing of either a sale of the Company’s shares for at least $10,000,000 or a public offering of the Company’s securities (“Qualified Financing Event”), the outstanding principal balance will be converted into the number of such securities sold at a conversion price equal to 80% of the securities negotiated share price.

2018 Convertible Notes Payable

On January 5, 2018 and April 25, 2018, the Company issued convertible notes (“2018 Notes”), as amended for aggregate gross proceeds of $300,000. The 2018 Notes accrued interest at a rate of 6% per annum and were due and payable four years from the date of issuance. Upon either a sale of the Company’s assets or all of its capital stock, or a change of control, the principal balance would double and be repaid. Upon closing of either a sale of the Company’s shares for at least $10,000,000 or a public offering of the Company’s securities (“Qualified Financing Event”), the outstanding principal balance will be converted into the number of such securities sold at a conversion price equal to 80% of the securities negotiated share price. The January 5, 2018 note for $100,000 was not amended and interest was unpaid, as such, that note and related accrued interest were classified as current liabilities. The April 25, 2018 note for $200,000 was amended similar to the 2017 Notes to accrue interest and to be paid at maturity with the principal.

Upon closing of a public offering of the Company’s common stock, each of the 2017 Notes and 2018 Notes settle by providing the holder with a variable number of shares sold in the offering with an aggregate fair value determined by reference to the debt principal. In this scenario, the value that the holder receives at settlement does not vary with the value of the Company’s common stock, so the settlement provision was not a typical conversion option. Rather, the share settlement feature was considered a contingent redemption provision (i.e., a contingent embedded put).

The Company evaluated the embedded put features in accordance with ASC 815-15-25. The embedded puts are not clearly and closely related to the debt host instrument and therefore have been separately measured at fair value, with subsequent changes in fair value recognized in the Statement of Operations.

The proceeds received upon issuing the 2017 Notes and 2018 Notes were first allocated to the fair value of the embedded put with the remainder to the debt host instrument. The Company recorded a $493,982 and $57,204 debt discount upon issuance of the 2017 and 2018 convertible notes, respectively. The Company recognized a loss of $27,160 and $162,866 during the years ended December 31, 2020 and 2019, respectively, due to the estimated increase in fair value of the embedded put. Management used a scenario-based analysis to estimate the fair value of the embedded put features at issuance of the 2017 Notes and 2018 Notes and as of December 31, 2019.

The discount is amortized to interest expense over the term of the debt. The Company amortized debt discount of $16,475 and $130,433 to interest expense during the years ended December 31, 2020 and 2019, respectively. The Company paid no interest during the years ended December 31, 2020 and 2019.

Notes Payable [Member]
Debt Disclosure

6. Notes Payable

	March 31, 2021	December 31, 2020
	(Unaudited)
Note Payable — Related Party	$154,190	$154,190
Relief Therapeutics Loan	500,000	500,000
Paycheck Protection Program Loan	—	119,842

Carrying value of notes payable	654,190	774,032

Accrued interest	26,869	22,656

Note payable	$681,059	$796,688

	March 31, 2021	December 31, 2020
	(Unaudited)
Notes payable:
Notes payable and accrued interest, current	$171,134	$248,861
Notes payable and accrued interest, non-current	509,925	547,827

Total notes payable and accrued interest	$681,059	$796,688

Note Payable — Related Party

On July 1, 2019, the Company converted certain accounts payable into a loan (the “Note Payable — Related Party”) with a related party in the amount of $154,190. The loan, in the form of a promissory note, matures on July 1, 2020. The principal amount of the loan and any accrued but unpaid interest shall be due and payable beginning July 1, 2019. All payments shall be applied first to accrued but unpaid interest, and then to outstanding principal. If not sooner paid, the entire remaining indebtedness (including accrued interest) shall be due and payable on July 1, 2020. The loan bears interest, compounded daily, at 6% annual interest. The loan continues to accrue interest as it was not paid off upon maturity.

Relief Therapeutics Loan

On April 6, 2020, the Company entered into a loan agreement with Relief Therapeutics (the “Relief Therapeutics Loan”) in the amount of $500,000. The loan matures on April 6, 2022 and bears interest at 2% per annum payable in arrears.

Paycheck Protection Program Loan

On April 28, 2020, the Company received $119,842 in loan funding from the Paycheck Protection Program (the “PPP Loan”), established pursuant to the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) and administered by the U.S. Small Business Administration (“SBA”). The unsecured PPP Loan accrues interest on the outstanding principal at the rate of 1% per annum, and there is a six month deferment period until equal installment payments of $6,744 of principal and interest are due. The term of the PPP Loan is two years. To the extent the loan amount is not forgiven under the PPP, the Company is obligated to make equal monthly payments of principal and interest, beginning seven months from the date of the Note, until the maturity date. The Loan amount may be eligible for forgiveness pursuant to (1) at least 75% of the loan proceeds are used to cover payroll costs and the remainder is used for mortgage interest, rent and utility costs over the eight week period after the loan is made, and (2) the number of employees and compensation levels are generally maintained. Forgiveness of the loan is dependent on the Company having initially qualified for the loan and qualifying for the forgiveness of such loan based on future adherence to the forgiveness criteria. The Company used the entire PPP Loan for qualifying payroll expenses, and filed for loan forgiveness on December 30, 2020.

The Company received full forgiveness of all outstanding principal and accrued and unpaid interest on the PPP Loan as of February 11, 2021. The forgiveness of the PPP Loan qualified for debt extinguishment in accordance with ASC 470-50, Debt Modifications and Extinguishments, and as a result, the outstanding principal and accrued and unpaid interest was written off in the amount of $119,842 and $969, respectively, and the Company recorded a gain on extinguishment totaling $120,810 for the three months ended March 31, 2021.

6. Notes Payable

	December 31,
	2020	2019
Note Payable — Related Party	$154,190	$154,190
Relief Therapeutics Loan	500,000	—
Paycheck Protection Program Loan	119,842	—

Carrying value of notes payable	774,032	154,190
Accrued interest	22,656	—

Total notes payable and accrued interest	$796,688	$154,190

	December 31,
	2020	2019
Notes payable:
Notes payable and accrued interest, current	$248,861	$154,190
Notes payable and accrued interest, non-current	547,827	—

Total notes payable and accrued interest	$796,688	$154,190

Note Payable — Related Party

On July 1, 2019, the Company converted certain accounts payable into a loan (the “Note Payable — Related Party”) with a related party in the amount of $154,190. The loan, in the form of a promissory note, matures on July 1, 2020. The principal amount of the loan and any accrued but unpaid interest shall be due and payable beginning July 1, 2019. All payments shall be applied first to accrued but unpaid interest, and then to outstanding principal. If not sooner paid, the entire remaining indebtedness (including accrued interest) shall be due and payable on July 1, 2020. The loan bears interest, compounded daily, at 6% annual interest. The loan continues to accrue interest as it was not paid off upon maturity.

Relief Therapeutics Loan

On April 6, 2020, the Company entered into a loan agreement with Relief Therapeutics (the “Relief Therapeutics Loan”) in the amount of $500,000. The loan matures on April 6, 2022 and bears interest at 2% per annum payable in arrears.

Paycheck Protection Program Loan

On April 28, 2020, the Company received $119,842 in loan funding from the Paycheck Protection Program (the “PPP Loan”), established pursuant to the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) and administered by the U.S. Small Business Administration (“SBA”). The unsecured PPP Loan accrues interest on the outstanding principal at the rate of 1% per annum, and there is a six month deferment period until equal installment payments of $6,744 of principal and interest are due. The term of the PPP Loan is two years. To the extent the loan amount is not forgiven under the PPP, the Company is obligated to make equal monthly payments of principal and interest, beginning seven months from the date of the Note, until the maturity date. The Loan amount may be eligible for forgiveness pursuant to (1) at least 75% of the loan proceeds are used to cover payroll costs and the remainder is used for mortgage interest, rent and utility costs over the eight week period after the loan is made, and (2) the number of employees and compensation levels are generally maintained. Forgiveness of the loan is dependent on the Company having initially qualified for the loan and qualifying for the forgiveness of such loan based on future adherence to the forgiveness criteria. The Company used the entire PPP Loan for qualifying payroll expenses, and filed for loan forgiveness on December 30, 2020, though no assurance is provided that the Company will obtain forgiveness of the PPP Loan in whole or in part.